Fair Value Measurements (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Not Part of Disposal Group			¥ 5,213,851	¥ 6,022,603
Assets Held-for-sale, Long Lived, Fair Value Disclosure	¥ 3,287,545		3,171,653	4,745,230	$ 478,154
Impairment of Long-Lived Assets Held-for-use	0	$ 0	2,042,198	¥ 1,277,373
Assets, Fair Value Disclosure	¥ 3,242,394				$ 471,587
Project Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Not Part of Disposal Group			628,635
Assets Held-for-sale, Long Lived, Fair Value Disclosure			483,744
Property, Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Not Part of Disposal Group			4,585,216
Assets Held-for-sale, Long Lived, Fair Value Disclosure			¥ 2,687,909